Fair Value (Carrying Amount And Estimated Fair Values Of Financial Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Current portion of long term debt- affiliated	$ 0.0	$ 115.9
Current Portion of Long Term Debt- affiliated, Fair Value	0.0	120.0
Long-term debt	2,746.2	0.0
Long-term debt, Estimated Fair Value	2,592.1	0.0
Long-term debt-affiliated	0.0	1,472.8
Long-term debt-affiliated, Estimated Fair Value	$ 0.0	$ 1,550.4